Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)
Trade and other current payables [abstract]
Due to related parties	₨ 14			₨ 9
Others	16,038			13,408
Trade and other payables	₨ 16,052	$ 247		₨ 13,417

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))